Fees and Expenses - Invesco Rochester High Yield Municipal ETF	Jun. 25, 2025
Prospectus [Line Items]
Expense Narrative [Text Block]
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The following footnote 1 is added to the fee table in the “Fund Fees and Expenses” section of the Fund’s Summary Prospectus and the “Summary Information—Fund Fees and Expenses” section of the Fund’s Statutory Prospectus:
(1) Effective July 1, 2025, Invesco Capital Management LLC (the “Adviser”) has agreed to waive 100% of its management fee for the Fund through June 30, 2026.

Expense Example Closing [Text Block]	Please Retain this Supplement for Future Reference.